               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                         INDIVIDUAL VARIABLE ANNUITY POLICIES
                         STATEMENT OF ADDITIONAL INFORMATION
                                         for
          Individual Variable Annuity Policies Funded through Subaccounts of

                                Separate Account VA-K

        Investing in Shares of Allmerica Investment Trust, Variable Insurance
                 Products Fund, Variable Insurance Products Fund II,
                     T. Rowe Price International Series, Inc. and
                          Delaware Group Premium Fund, Inc.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE VARIABLE ACCOUNT DATED JULY 8, 1996 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CUSTOMER SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653.

                                  DATED JULY 8, 1996

                         STATEMENT OF ADDITIONAL INFORMATION

                                  TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY . . . . . . . . . . . . . . . . . . . . . .  2

TAXATION OF THE CONTRACTS, THE VARIABLE ACCOUNT
AND THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

ANNUITY PAYMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .  6

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

                           GENERAL INFORMATION AND HISTORY

Separate Account VA-K ("Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("Company") established by vote of the Board of Directors on November 1, 1990. The Company is a life insurance company organized under the laws of Delaware in
July, 1974.   Its Principal Office is located at 440 Lincoln Street,
Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1995, the Company had over $5 billion in assets and over $18 billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995 and adopted its present name. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1995 First Allmerica and its subsidiaries (including the company) had over $11 billion in combined assets and over $35.2 billion in life insurance in force.

Currently, 18 Sub-Accounts of the Separate Account are available under the Contracts. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust, ("Trust"), Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe Price") or Delaware Group Premium Fund, Inc. ("DGPF"). The Trust is managed by Allmerica Investment Management Company, Inc. VIP and VIP II are managed by Fidelity Management and Research Company ("Fidelity Management"). The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"). The International Equity Series of DGPF is managed by Delaware International Advisers Ltd. ("International Advisers").

The Trust, VIP, VIP II, T. Rowe Price and DGPF are open-end, diversified, management investment companies. Eleven different Funds of the Trust are available under the Contracts: the Growth Fund, Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Growth Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Small Cap Value Fund. Certain of these Funds may not be available in all states. Four Portfolios of VIP are available under the Contracts: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP Overseas Portfolio. One Portfolio of VIP II is available under the Contracts: the Fidelity VIP II Asset Manager Portfolio. One Portfolio of T. Rowe Price is available under the Contracts: the T. Rowe Price International Stock Portfolio. The International Equity Series is the only Series of DGPF available under the
Contracts.   Each Fund, Portfolio and Series available under the Contracts
(together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

               TAXATION OF THE CONTRACTS, VARIABLE
                     ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code ("Code") and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of Contracts or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners. The Variable Account presently is not subject to tax.

                                  SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1995 and 1994 and for each of the three years in the period ended December 31, 1995 and of Separate Account VA-K ExecAnnuity Plus of the Company as of December 31, 1995 and for the periods indicated, included in this Statement of Additional Information constituting part of the Registration Statement, have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.

                                 UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD), serves as principal underwriter and general distributor for the Contracts pursuant to a contract between Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contracts on a best efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly-owned subsidiary of First Allmerica and is, at present, indirectly wholly-owned by First Allmerica.

The Contracts offered by this Prospectus are offered continuously and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity policies.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contracts. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal, and/or annuitization charges, the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contracts are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions equal to 5% (4% on contracts originally issued as part of a 401(k) plan) of Purchase Payments. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of purchase payments. Independent broker-dealers receive commissions of 5%, of which a portion is paid to their registered representatives.

The aggregate amount of commissions paid to representatives of Allmerica Investments, Inc. with respect to sales of the Company's Variable Annuity Contracts was $27,846,000.00 in 1995, $26,842,152.00 in 1994 and
$21,276,666.00 in 1993.

Commissions are paid by the Company and do not result in any charge to Contract Owners or to the Separate Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.

                                   ANNUITY PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "K. Computation of Contract Values and Annuity Payments" in the Prospectus.

Illustration of Accumulation Unit Calculation Using Hypothetical Example.
The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value - Previous Valuation Period.............. $ 1.135000

(2) Value of Assets - Beginning of Valuation Period ................. $5,000,000

(3) Excess of investment income and net gains over capital losses....     $1,675

(4) Adjusted Gross Investment Rate for the valuation period (3):(2)..   0.000335

(5) Annual Charge (one day equivalent of 1.45% per annum)............   0.000040

(6) Net Investment Rate (4) - (5)....................................   0.000295

(7) Net Investment Factor 1.000000 + (6).............................   1.000295

(8) Accumulation Unit Value - Current Period (1) x (7)............... $ 1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the accumulated unit value at the end of the Valuation Period would have been $1.134574.

The method for determining the amount of annuity payments is described in detail under "K. Computation of Contract Values and Annuity Payments" in the Prospectus.

Illustration of Variable Annuity Payment Calculation Using Hypothetical Example. The determination of the Annuity Unit value and the variable annuity payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 X $1.120000). Assume also that the Contract Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3-1/2% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit values because the former reflect the 3-1/2% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Growth Account for the Valuation Period applicable to the next annuity payment is
1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 31/2% per annum) produces a factor of
1.000096. This is then multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

                               PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the prospectus under "PERFORMANCE

INFORMATION."   In addition, the Company may provide advertising, sales
literature, periodic publications or other material information on various topics of interest to Contract Owners and prospective Contract Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contracts and the characteristics of and market for such financial instruments.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specific period, reduced by the Sub-Account(s) asset charge and any applicable contingent deferred sales charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

    P(1 + T)n = ERV

Where:   P = a hypothetical initial payment to the Variable Account of $1,000

         T = average annual total return

         n = number of years

    ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the policy was issued at the beginning of the period and (2) a complete surrender of the policy at the end of the period. The deduction of the contingent deferred sales charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

  CONTRACT YEAR FROM DATE                   CHARGE AS PERCENTAGE
    OF PAYMENT IN WHICH                        OF NEW PAYMENTS
      SURRENDER OCCURS                            WITHDRAWN*

            1-2                                       8%
             3                                        7%
             4                                        6%
             5                                        5%
             6                                        4%
             7                                        3%
             8                                        2%
             9                                        1%

*Subject to the maximum limit described in the prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, an amount equal to the greater of Cumulative Earnings, 10% of the Accumulated Value under the Contract or the life expectancy distribution, is not subject to the contingent deferred sales charge.

The calculations of Total Return include the deduction of the $30 Annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account(s) asset charges. However, it is assumed that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

    P(1 + T)n = EV

Where:   P = a hypothetical initial payment to the Variable Account of $1,000

         T = average annual total return
         n = number of years

         EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT withdrawn at the end of the specified period, and there is therefore no adjustment for the contingent deferred sales charge that would be applicable if the contract was withdrawn at the end of the period.

The calculations of Supplemental Total Return include the deduction of the $30 Annual Contract fee.

YIELD AND EFFECTIVE YIELD - SUB-ACCOUNT 3 (INVESTS IN THE MONEY MARKET FUND OF THE TRUST)

Set forth below is yield and effective yield information for the Sub-Account 3 for the seven-day period ended December 31, 1995:

              Yield                    5.63%
              Effective Yield          5.59%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.45% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

Sub-Account 3 computes effective yield by compounding the unannualized base period return by using the formula:

    Effective Yield = [ (base period return + 1) (365/7) ] - 1

The calculations of yield and effective yield do not reflect the $30 Annual Contract fee.

                                 FINANCIAL STATEMENTS

Financial Statements are included for the Company and for the Sub-Accounts of Separate Account VA-K investing in the Underlying Funds.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

(formerly SMA Life Assurance Company)

STATUTORY FINANCIAL STATEMENTS

DECEMBER 31, 1995

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

December 31, 1995

Statutory Financial Statements
Report of Independent Accountants . . . . . . . . . . . . . . . . .  1
Statement of Assets, Liabilities, Surplus and Other Funds . . . . .  3
Statement of Operations and Changes in Capital and Surplus. . . . .  4
Statement of Cash Flows . . . . . . . . . . . . . . . . . . . . . .  5
Notes to Statutory Financial Statements . . . . . . . . . . . . . .  6

                          REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Allmerica Financial Life Insurance and Annuity Company
 (formerly known as SMA Life Assurance Company)

We have audited the accompanying statutory basis statement of assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the related statutory basis statements of operations and changes in capital and surplus, and of cash flows for each of the three years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, or the results of its operations or its cash flows for each of the three years ended December 31, 1995.

To the Board of Directors and Stockholder of Allmerica Financial Life Insurance and Annuity Company
 (formerly known as SMA Life Assurance Company)

Page 2

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets, liabilities, surplus and other funds of Allmerica Financial Life Insurance and Annuity Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years ended December 31, 1995, on the basis of accounting described in
Note 1.

As discussed in Note 1 to the financial statements, the Company's parent, State Mutual Life Assurance Company of America, converted from a Massachusetts mutual life insurance company to a Massachusetts stock life insurance company on October 16, 1995. In connection with this transaction, the Company changed its name to Allmerica Financial Life Insurance and Annuity Company and its parent became a wholly-owned subsidiary of Allmerica Financial Corporation.

/s/Price Waterhouse LLP
------------------------
Price Waterhouse LLP
Boston, MA

February 5, 1996

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

STATEMENT OF ASSETS, LIABILITIES, SURPLUS AND
OTHER FUNDS
as of December 31,
(In thousands)


ASSETS                                                 1995          1994
                                                       ----          ----
Cash                                             $      7,791    $     7,248
Investments:
   Bonds                                            1,659,575      1,595,275
   Stocks                                              18,132         12,283
   Mortgage loans                                     239,522        295,532
   Policy loans                                       122,696        116,600
   Real estate                                         40,967         51,288
   Short term investments                               3,500         45,239
   Other invested assets                               40,196         27,443
                                                  -----------    -----------

       Total cash and investments                   2,132,379      2,150,908

Premiums deferred and uncollected                      (1,231)         5,452
Investment income due and accrued                      38,413         39,442
Other assets                                            6,060         10,569
Assets held in separate accounts                    2,978,409      1,869,695
                                                  -----------    -----------

                                                  $ 5,154,030    $ 4,076,066
                                                  -----------    -----------
                                                  -----------    -----------

LIABILITIES, SURPLUS AND OTHER FUNDS

Liabilities:

Policy liabilities:
   Life reserves                                  $   856,239    $   890,880
   Annuity and other fund reserves                    865,216        928,325
   Accident and health reserves                       167,246        121,580
   Claims payable                                      11,047         11,720
                                                  -----------    -----------

        Total policy liabilities                    1,899,748      1,952,505

Expenses and taxes payable                             20,824         17,484
Other liabilities                                      27,499         36,466
Asset valuation reserve                                31,556         20,786
Obligations related to separate account business    2,967,547      1,859,502
                                                  -----------    -----------

        Total liabilities                           4,947,174      3,886,743
                                                  -----------    -----------

Surplus and Other Funds:
   Common stock, $1,000 par value
        Authorized - 10,000 shares
        Issued and outstanding - 2,517 shares           2,517          2,517
   Paid-in surplus                                    199,307        199,307
   Unassigned surplus (deficit)                         4,282        (13,621)
   Special contingency reserves                           750          1,120
                                                  -----------    -----------
        Total surplus and other funds                 206,856        189,323
                                                  -----------    -----------

                                                  $ 5,154,030    $ 4,076,066
                                                  -----------    -----------
                                                  -----------    -----------


      The accompanying notes are an integral part of these financial statements.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

STATEMENT OF OPERATIONS AND
CHANGES IN CAPITAL AND SURPLUS
for the year ended December 31,
(In thousands)

REVENUE                                                              1995           1994           1993
                                                                     ----           ----           ----

   Premiums and other considerations:
        Life                                                    $   156,864    $   195,633    $   189,285
        Annuities                                                   729,222        707,172        660,143
        Accident and health                                          31,790         31,927         35,718
        Reinsurance commissions and reserve adjustments              20,198          4,195          2,309
                                                                 ----------     ----------     ----------

             Total premiums and other considerations                938,074        938,927        887,455

   Net investment income                                            167,470        170,430        177,612
   Realized capital losses, net of tax                               (2,295)       (17,172)        (7,225)
   Other revenue                                                     37,466         26,065         19,055
                                                                 ----------     ----------     ----------

             Total revenue                                        1,140,715      1,118,250      1,076,897
                                                                 ----------     ----------     ----------

POLICY BENEFITS AND OPERATING EXPENSES
   Policy benefits:
        Claims, surrenders and other benefits                       391,254        331,418        275,290
        Increase (decrease) in policy reserves                      (22,669)        40,113         15,292
                                                                 ----------     ----------     ----------
             Total policy benefits                                  368,585        371,531        290,582

   Operating and selling expenses                                   150,215        164,175        160,928
   Taxes, except capital gains tax                                   26,536         22,846         19,066
   Net transfers to separate accounts                               556,856        553,295        586,539
                                                                 ----------     ----------     ----------

             Total policy benefits and operating expenses         1,102,192      1,111,847      1,057,115
                                                                 ----------     ----------     ----------

NET INCOME                                                           38,523          6,403         19,782

CAPITAL AND SURPLUS, BEGINNING OF YEAR                              189,323        182,216        171,941
   Unrealized capital gains (losses) on investments                   8,279         12,170         (9,052)
   Transfer from (to) asset valuation reserve                       (10,770)        (9,822)         1,974
   Other adjustments                                                (18,499)        (1,644)        (2,429)
                                                                 ----------     ----------     ----------

CAPITAL AND SURPLUS, END OF YEAR                                 $  206,856     $  189,323     $  182,216
                                                                 ----------     ----------     ----------
                                                                 ----------     ----------     ----------

      The accompanying notes are an integral part of these financial statements.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

STATEMENT OF CASH FLOWS
for the year ended December 31,
(In thousands)

CASH FLOW FROM OPERATING ACTIVITIES                                 1995           1994           1993
                                                                    ----           ----           ----
   Premiums, deposits and other income                           $  964,129     $  962,147     $  902,725
   Allowances and reserve adjustments on
        reinsurance ceded                                            20,693          3,279         22,185
   Net investment income                                            170,949        173,294        182,843
   Net increase in policy loans                                      (6,096)        (7,585)        (7,812)
   Benefits to policyholders and beneficiaries                     (393,472)      (330,900)      (298,612)
   Operating and selling expenses and taxes                        (153,504)      (193,796)      (171,533)
   Net transfers to separate accounts                              (608,480)      (600,760)      (634,021)
   Federal income tax (excluding tax on capital gains)               (6,771)       (19,603)         (4828)
   Other sources (applications)                                     (13,642)        19,868          7,757
                                                                 ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
OPERATING ACTIVITIES                                                (26,194)         5,944         (1,296)
                                                                 ----------     ----------     ----------

CASH FLOW FROM INVESTING ACTIVITIES
   Sales and maturities of long term investments:
        Bonds                                                       572,640        478,512        386,414
        Stocks                                                          481             63             64
        Real estate and other invested assets                        13,008          3,008         11,094
        Repayment of mortgage principal                              55,202         65,334         79,844
        Capital gains tax                                              (400)          (968)        (3,296)
   Acquisition of long term investments:
        Bonds                                                      (640,339)      (508,603)      (466,086)
        Stocks                                                          (44)          -              -
        Real estate and other invested assets                       (11,929)       (24,544)        (2,392)
        Mortgage loans                                                 (415)          (364)        (2,266)
   Other investing activities                                        (3,206)        18,934        (27,254)
                                                                 ----------     ----------     ----------

NET CASH PROVIDED BY (USED IN)
INVESTING ACTIVITIES                                                (15,002)        31,372        (23,878)
                                                                 ----------     ----------     ----------

Net change in cash and short term investments                       (41,196)        37,316        (25,174)

CASH AND SHORT TERM INVESTMENTS
   Beginning of the year                                             52,487         15,171         40,345
                                                                 ----------     ----------     ----------

   End of the year                                                $  11,291      $  52,487      $  15,171
                                                                 ----------     ----------     ----------
                                                                 ----------     ----------     ----------


      The accompanying notes are an integral part of these financial statements.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND BASIS OF PRESENTATION - Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company", formerly SMA Life Assurance Company) is a wholly owned subsidiary of SMA Financial Corp., which is wholly owned by First Allmerica Financial Life Insurance Company ("First Allmerica", formerly, State Mutual Life Assurance Company of America), a stock life insurance company. On October 16, 1995, First Allmerica converted from a mutual life insurance company to a stock life insurance company. Concurrent with this transaction, First Allmerica became a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by First Allmerica in accordance with a policy established by vote of First Allmerica's Board of Directors.

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the National Association of Insurance Commissioners (NAIC), which while common in the industry, vary in some respects from generally accepted accounting principles. Significant differences include:

    - Bonds considered to be "available-for-sale" or "trading" are not carried at fair value and changes in fair value are not recognized through surplus or the statement of operations, respectively;

    - The Asset Valuation Reserve, represents a reserve against possible losses on investments and is recorded as a liability through a charge to surplus. The Interest Maintenance Reserve is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes and is also recorded as a liability, however, the deferred net realized investment gains and losses are amortized into future income generally over the original period to maturity of the assets sold. These liabilities are not required under generally accepted accounting principles;

    - Total premiums, deposits and benefits on certain investment-type contracts are reflected in the statement of operations, instead of using the deposit method of accounting;

    - Policy acquisition costs, such as commissions, premium taxes and other items, are not deferred and amortized in relation to the revenue/gross profit streams from the related contracts;

    - Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions instead of using more realistic expense, interest, morbidity, mortality and voluntary withdrawal assumptions with provision made for adverse deviation;

    - Amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective liabilities;

    - Deferred federal income taxes are not provided for temporary differences between amounts reported in the financial statements and those included in the tax returns;

    - Certain adjustments related to prior years are recorded as direct charges or credits to surplus;

    - Certain assets, designated as "non-admitted" assets (principally agents' balances), are not recorded as assets, but are charged to surplus; and,

    - Costs related to other postretirement benefits are recognized only for employees that are fully vested.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

The preparation of financial statements in accordance with practices prescribed or permitted by the Insurance Department of the State of Delaware and in conformity with practices prescribed by the NAIC requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

VALUATION OF INVESTMENTS - Investments in bonds are carried principally at amortized cost, in accordance with NAIC guidelines. Preferred stocks are carried generally at cost and common stocks are carried at market value. Policy loans are carried principally at unpaid principal balances.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts. Mortgage loans are reduced for losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In determining the amount of the loss, management considers, among other things, the estimated fair value of the underlying collateral. Investment real estate and real estate acquired through foreclosure are carried at the lower of depreciated cost or market value. Depreciation is generally calculated using the straight-line method.

An asset valuation reserve (AVR) for bonds, mortgage loans, stocks, real estate, and other invested assets is maintained by appropriations from surplus in accordance with a formula specified by the NAIC and is classified as a liability.

FINANCIAL INSTRUMENTS - In the normal course of business, the Company enters into transactions involving various types of financial instruments including investments such as bonds, stocks and mortgage loans and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuations. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS - In general, premiums are recognized as revenue over the premium paying period of the policies; commissions and other costs of acquiring the policies are charged to operations when incurred.

SEPARATE ACCOUNTS - Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in capital and surplus.

INSURANCE RESERVES AND ANNUITY AND OTHER FUND RESERVES - Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed based upon mortality, morbidity and interest rate assumptions applicable to these coverages, including provision for adverse deviation. Reserves are computed using interest rates ranging from 3% to 6% for individual life insurance policies, 3% to 5 1/2% for accident and health policies and 3 1/2% to 9 1/2% for annuity contracts. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Claims reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract. At December 31, 1995 and 1994, approximately 84% and 77%, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

FEDERAL INCOME TAXES - AFC, its life insurance subsidiaries, First Allmerica and Allmerica Financial and its non-insurance domestic subsidiaries file a life-nonlife consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life taxable operating losses that can be applied to offset life company taxable income. Allmerica P&C and its subsidiaries file a separate United States Federal income tax return.

The federal income tax allocation policies and procedures are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

CAPITAL GAINS AND LOSSES - Realized capital gains and losses, net of applicable capital gains tax or benefit, exclusive of those transferred to the interest maintenance reserve ("IMR"), are included in the statement of operations. Unrealized capital gains and losses are reflected as direct credits or charges to capital and surplus. The IMR, which is included in other liabilities, establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Net realized gains and losses charged to the IMR are amortized into net investment
income over the remaining life of the investment sold.   The Company uses the
seriatim method of amortization for interest related gains and losses arising from the sale of mortgages, and uses the group method to amortize interest related gains and losses arising from all other fixed income investments.

NOTE 2 - INVESTMENTS

BONDS - The carrying value and fair value of investments in bonds are as follows:

                                                                                    December 31, 1995
                                                                            Gross                Gross
                                                      Carrying             Unrealized           Unrealized            Fair
(In thousands)                                          Value             Appreciation         Depreciation           Value
                                                        -----             ------------         ------------           -----
Federal government bonds                            $   67,039            $    3,063           $     -             $   70,102
State, local and government agency bonds                13,607                 2,290                    23             15,874
Foreign government bonds                                12,121                   772                   249             12,644
Corporate securities                                 1,471,422                55,836                 6,275          1,520,983
Mortgage-backed securities                              95,385                   951                     -             96,336
                                                    ----------            ----------            ----------         ----------

Total                                               $1,659,574            $   62,912            $    6,457         $1,715,939
                                                    ----------            ----------            ----------         ----------
                                                    ----------            ----------            ----------         ----------

                                                                                     December 31, 1995
                                                                             Gross                Gross
                                                      Carrying             Unrealized           Unrealized            Fair
(In thousands)                                          Value             Appreciation         Depreciation           Value
                                                        -----             ------------         ------------           -----
Federal government bonds                            $   17,651            $        8           $       762         $   16,897
State, local and government agency bonds                 1,110                    54                  -                 1,164
Foreign government bonds                                31,863                    83                 3,735             28,211
Corporate securities                                 1,462,871                 8,145                56,011          1,415,005
Mortgage-backed securities                              81,780                   268                 1,737             80,311
                                                    ----------            ----------            ----------         ----------

Total                                               $1,595,275            $    8,558            $   62,245         $1,541,588
                                                    ----------            ----------            ----------         ----------
                                                    ----------            ----------            ----------         ----------

                                           8

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

The carrying value and fair value by contractual maturity at December 31, 1995, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligation back to the issuer. Mortgage-backed securities are classified based on expected maturities.

                                            Carrying                 Fair
(In thousands)                               Value                   Value
                                             -----                   -----
Due in one year or less                   $  250,578              $  258,436
Due after one year through five years        736,003                 763,179
Due after five years through ten years       538,897                 558,445
Due after ten years                          134,097                 135,880
                                          ----------              ----------

Total                                     $1,659,575              $1,715,940
                                          ----------              ----------
                                          ----------              ----------


MORTGAGE LOANS AND REAL ESTATE - Mortgage loans and real estate investments, are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and are generally no more than 75% of the property value at the time the original loan is made. At December 31, 1995 and 1994, mortgage loan and real estate investments were distributed by the following types and geographic regions:

(In thousands)
Property Type                                    1995                1994
-------------                                    ----                ----
Office buildings                           $   127,149         $   140,292
Residential                                     59,934              57,061
Retail                                          29,578              72,787
Industrial/Warehouse                            38,192              39,424
Other                                           25,636              37,256
                                           -----------         -----------
Total                                      $   280,489         $   346,820
                                           -----------         -----------
                                           -----------         -----------

Geographic Region                                1995                1994
-----------------                                ----                ----
South Atlantic                             $    86,410         $    92,934
East North Central                              55,991              72,704
Middle Atlantic                                 38,666              48,688
Pacific                                         32,803              39,892
West North Central                              21,486              27,377
Mountain                                         9,939              12,211
New England                                     24,886              26,613
East South Central                               5,487               6,224
West South Central                               4,821              20,177
                                            ----------          ----------

Total                                       $  280,489          $  346,820
                                            ----------          ----------
                                            ----------          ----------


Reserves for mortgage loans and real estate reflected in the above amounts were $18.9 million and $21.0 million at December 31, 1995 and 1994, respectively.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

NET INVESTMENT INCOME - The components of net investment income for the year ended December 31 were as follows:

(In thousands)                                                        1995           1994           1993
                                                                      ----           ----           ----
Bonds                                                            $  122,318     $  123,495     $  126,729
Stocks                                                                1,653          1,799            953
Mortgage loans                                                       26,356         31,945         40,823
Real estate                                                           9,139          8,425          9,493
Policy loans                                                          9,486          8,797          8,215
Other investments                                                     3,951          1,651            674
Short term investments                                                2,252          1,378            840
                                                                 ----------     ----------     ----------
                                                                    175,155        177,490        187,727
  Less investment expenses                                            9,703          9,138         11,026
                                                                 ----------     ----------     ----------
Net investment income, before IMR amortization                      165,452        168,352        176,701
  IMR amortization                                                    2,018          2,078            911
                                                                 ----------     ----------     ----------
Net investment income                                            $  167,470     $  170,430     $  177,612
                                                                 ----------     ----------     ----------
                                                                 ----------     ----------     ----------


REALIZED CAPITAL GAINS AND LOSSES - Realized capital gains (losses) on investments for the years ended December 31 were as follows:

(In thousands)                                                        1995           1994           1993
                                                                      ----           ----           ----
Bonds                                                             $    727       $    645       $ 10,133
Stocks                                                                (263)           (62)            16
Mortgage loans                                                      (1,083)       (17,142)           (83)
Real estate                                                         (1,892)           605         (2,044)
                                                                  ---------      ---------      ---------
                                                                    (2,511)       (15,954)         8,022
Less income tax                                                        400            968          3,296
                                                                  ---------      ---------      ---------

Net realized capital gains (losses) before transfer to IMR          (2,911)       (16,922)         4,726
Net realized capital gains transferred to IMR                          616           (250)       (11,951)
                                                                  ---------      ---------      ---------

Net realized capital gains (losses)                               $ (2,295)      $(17,172)      $ (7,225)
                                                                  ---------      ---------      ---------
                                                                  ---------      ---------      ---------

Proceeds from voluntary sales of investments in bonds during 1995, 1994 and 1993 were $22.4 million, $17.9 million, and $13.2 million, respectively. Gross gains of $4.3 million, $3.0 million, and $4.5 million and gross losses of $5.2 million, $4.6 million, and $ .5 million, respectively, were realized on those sales.

NOTE 3 - FAIR VALUE DISCLOSURES OF FINANCIAL INFORMATION

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments" requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be recognized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

FINANCIAL ASSETS:

CASH AND SHORT TERM INVESTMENTS - The carrying amounts reported in the statement of assets, liabilities, surplus and other funds approximate fair value.

BONDS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

STOCKS - Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS - Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS - The carrying amount reported in the statement of assets, liabilities, surplus and other funds approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FINANCIAL LIABILITIES:

ANNUITY AND OTHER FUND RESERVES (WITHOUT MORTALITY/MORBIDITY FEATURES) - Fair values for the Company's liabilities under individual annuity contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments as of December 31 were as follows:

                                                                   1995                                        1996
                                                                   ----                                        ----
                                                     Carrying                 Fair               Carrying              Fair
(In thousands)                                         Value                 Value                 Value              Value
                                                       -----                 -----                 -----              -----
Financial Assets:
   Cash                                             $    7,791            $    7,791            $    7,248         $    7,248
   Short term investments                                3,500                 3,500                45,239             45,239
   Bonds                                             1,659,575             1,715,940             1,595,275          1,541,588
   Stocks                                               18,132                18,414                12,283             12,590
   Mortgage loans                                      239,522               250,196               295,532            291,704
   Policy loans                                        122,696               122,696               116,600            116,600

Financial Liabilities:
   Individual annuity contracts                        803,099               797,024               869,230            862,662
   Supplemental contracts without life
     contingencies                                      16,796                16,796                16,673             16,673
   Other contract deposit funds                            632                   632                 1,105              1,105

                                           11

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

NOTE 4 - FEDERAL INCOME TAXES

The federal income tax provisions for 1995, 1994 and 1993 were $17.4 million, $13.1 million and $8.6 million, respectively, which include taxes applicable to realized capital gains of $.4 million, $1.0 million and $3.3 million.

The effective federal income tax rates were 27%, 67% and 30% in 1995, 1994 and 1993, respectively. The differences between the federal statutory rate and the Company's effective tax rates are primarily related to decreases in taxable income for the write-offs of mortgage loans; and increases in taxable income for differences in policyholder liabilities for federal income tax purposes and financial reporting purposes and the deferral of policy acquisition costs for federal tax purposes.

The consolidated federal income tax returns are routinely audited by the Internal Revenue Service (IRS) and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has completed its examination of all of the consolidated federal income tax
returns through 1988.   In management's opinion, adequate tax liabilities have
been established for all years. However, the amount of these liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

NOTE 5 - REINSURANCE

The Company participates in reinsurance to reduce overall risks, including exposure to large losses and to permit recovery of a portion of direct losses. Reinsurance contracts do not relieve the Company from its obligation to its policyholders. Reinsurance financial data for the years ended December 31, is as follows:

(In thousands)                          1995           1994           1993
                                        ----           ----           ----
Reinsurance premiums assumed        $  3,442       $  3,788       $  4,190
Reinsurance premiums ceded
                                      42,914         17,430         14,798
Deduction from insurance
 liability including
 reinsurance recoverable on
 unpaid claims                        82,227         46,734         42,805

Individual life premiums ceded to First Allmerica aggregated $6.8 million, $7.8 million and $9.0 million in 1995, 1994 and 1993, respectively. The Company has also entered into various reinsurance agreements with First Allmerica under which certain insurance risks related to individual accident and health business, premium income and related expenses are assumed by the Company from First Allmerica. Premiums assumed pursuant to these agreements aggregated $3.4 million, $3.8 million and $4.2 million in 1995, 1994 and 1993, respectively .

During the year Allmerica Financial entered into a coinsurance agreement to reinsure substantially all of its yearly renewable term life insurance. Premiums ceded and reinsurance credits taken under this agreement amounted to $25.4 million and $20.7 million, respectively. At December 31, 1995, the deduction from insurance liability, including reinsurance recoverable on unpaid claims under this agreement was $12.7 million.

NOTE 6 - ACCIDENT AND HEALTH POLICY  AND CLAIM LIABILITIES

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may impact the resolution of unsettled claims for its accident and health line of business. Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed and recorded.

The policy and claims liabilities related to the Company's accident and health business were $169.7 million and $123.5 million at December 31, 1995 and 1994, respectively. Accident and health policy and claims liabilities have been re-estimated for all prior years and were increased by $42.5 million, $10.9 million and $13.2 million, in 1995, 1994 and 1993, respectively, including $21.9 million and $2.8 million recorded as an adjustment to surplus in 1995 and 1993, respectively. The unfavorable development is primarily due to reserve strengthening and adverse experience in the Company's individual accident and health line of business.

                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
 (a wholly owned subsidiary of First Allmerica Financial Life Insurance Company)

NOTE 7 - DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. At January 1, 1996, the Company could pay dividends of $4.3 million to First Allmerica, without prior approval.

NOTE 8 - OTHER RELATED PARTY TRANSACTIONS

First Allmerica provides management, operating personnel and facilities on a cost reimbursement basis to the Company. Expenses for services received from First Allmerica were $ 85.8 million, $102.5 million and $98.9 million in 1995, 1994 and 1993, respectively. The net amounts payable to First Allmerica and affiliates for accrued expenses and various other liabilities and receivables were $12.6 million and $8.3 million at December 31, 1995 and 1994, respectively.

NOTE 9 - FUNDS ON DEPOSIT

In March 1994, the Company voluntarily withdrew from being licensed in New York. In connection with the withdrawal First Allmerica, which is licensed in New York, became qualified to sell the products previously sold by Allmerica Financial in New York. The Company agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of the Company for New York policyholders, claimants and creditors. As of December 31, 1995, the carrying value and fair value of the assets or deposit was $295.0 million and $303.6 million, respectively, which is in excess of the required amount.

Additional securities with a carrying value of $4.2 million and $3.9 million were on deposit with various other state and governmental authorities as of December 31, 1995 and 1994, respectively.

NOTE 10 - LITIGATION

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements.

SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

STATEMENTS OF ASSETS AND LIABILITIES - DECEMBER 31, 1995


----------------------------------------------------------------------------------------------------------------------------------
                                                                             GROWTH      INVESTMENT GRADE INCOME    MONEY MARKET
                                                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                               1                     2                    3
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica Investment Trust . . . . . . . . . .   $ 185,529,526       $   96,120,240        $  79,118,471
Receivable from Allmerica Financial Life Insurance and
 Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . . . . .              --               10,438                   --

  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .     185,529,526           96,130,678           79,118,471
                                                                         -------------        -------------        -------------
LIABILITIES:
Payable to Allmerica Financial Life Insurance and
 Annuity Company (Sponsor) . . . . . . . . . . . . . . . . . . . . . .          57,572                   --            1,187,055
                                                                         -------------        -------------        -------------
  Net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 185,471,954       $   96,130,678         $ 77,931,416
                                                                         -------------        -------------        -------------
                                                                         -------------        -------------        -------------
Net asset distribution by category:
 Qualified variable annuity policies . . . . . . . . . . . . . . . . .   $ 128,119,949       $   64,085,136         $ 55,044,982
 Non-qualified variable annuity policies . . . . . . . . . . . . . . .      57,352,005           32,045,542           22,886,434
 Value of investment by Allmerica Financial Life Insurance and
  Annuity Company (Sponsor). . . . . . . . . . . . . . . . . . . . . .              --                   --                   --
                                                                         -------------        -------------        -------------
                                                                         $ 185,471,954       $   96,130,678         $ 77,931,416
                                                                         -------------        -------------        -------------
                                                                         -------------        -------------        -------------
Qualified units outstanding, December 31, 1995                              80,135,470           46,110,850           48,956,506
Net asset value per qualified unit, December 31, 1995. . . . . . . . .   $    1.598792       $     1.389806         $   1.124365
Non-qualified units outstanding, December 31, 1995 . . . . . . . . . .      35,872,087           23,057,565           20,354,986
Net asset value per non-qualified unit, December 31, 1995. . . . . . .   $    1.598792       $     1.389806         $   1.124365


-----------------------------------------------------------------------------------------------------------------------------------
                                   EQUITY INDEX  GOVERNMENT BOND  SELECT AGGRESSIVE GROWTH  SELECT GROWTH  SELECT GROWTH AND INCOME
                                    SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                         4               5                     6                    7                   8
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica
 Investment Trust . . . . . .      $ 64,827,764      $ 40,152,592           $118,879,604        $ 59,259,322        $ 87,553,216
Receivable from Allmerica Financial
 Life Insurance and Annuity Company
  (Sponsor) . . . . . . . . .            24,497           584,923                     --                  --                  --
                                   ------------      ------------           ------------        ------------        ------------
    Total assets  . . . . . .        64,852,261        40,737,515            118,879,604          59,259,322          87,553,216

LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company
   (Sponsor). . . . . . . . .                --                --                260,564                 460              64,843
                                   ------------      ------------           ------------        ------------        ------------
 Net assets . . . . . . . . .      $ 64,852,261      $ 40,737,515           $118,619,040        $ 59,258,862        $ 87,488,373
                                   ------------      ------------           ------------        ------------        ------------
                                   ------------      ------------           ------------        ------------        ------------
Net asset distribution by category:
 Qualified variable annuity
  policies . . . . . . . . . .
 Non-qualified variable annuity
  policies . . . . . . . . .       $ 44,765,267      $ 25,774,623           $ 82,433,324        $ 42,755,375        $ 59,090,713
 Value of investment by Allmerica
  Financial Life Insurance and       20,086,994        14,962,892             36,185,716          16,503,487          28,397,660
   Annuity Company (Sponsor). .

                                             --                --                     --                  --                  --
                                   ------------      ------------           ------------        ------------        ------------
                                   $ 64,852,261      $ 40,737,515           $118,619,040        $ 59,258,862        $ 87,488,373
Qualified units outstanding,
 December 31, 1995                 ------------      ------------           ------------        ------------        ------------
Net asset value per qualified unit,
 December 31, 1995. . . . . . .    ------------      ------------           ------------        ------------        ------------
Non-qualified units outstanding,
 December 31, 1995  . . . . . .      27,289,222        20,062,912             48,888,111          33,967,155          43,119,003
Net asset value per non-qualified
 unit, December 31, 1995. . . .    $   1.640401      $   1.284690           $   1.686163        $   1.258727       $    1.370410
                                     12,245,173        11,647,084             21,460,390          13,111,252          20,722,018
                                   $   1.640401      $   1.284690           $   1.686163        $   1.258727        $   1.370410

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       SELECT        SELECT           DGPF
                                                                        SMALL       INTERNATIONAL    CAPITAL      INTERNATIONAL
                                                                       CAP VALUE        EQUITY      APPRECIATION     EQUITY
                                                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                                         9               11            12             20
----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investment in shares of Allmerica Investment Trust . . . . . .      $ 54,226,245   $ 42,401,781   $ 22,131,196             --
Investment in shares of Fidelity Variable
   Insurance Products Fund . . . . . . . . . . . . . . . . . .                --             --             --             --
Investment in shares of T. Rowe Price International Series, Inc.                             --             --             --
Investment in shares of Delaware Group Premium Fund, Inc.                     --             --             --   $ 44,527,422
Receivable from Allmerica Financial Life Insurance and
   Annuity Company (Sponsor) . . . . . . . . . . . . . . . . .                --         80,770        122,386          5,738
                                                                    ------------                  ------------
Total assets . . . . . . . . . . . . . . . . . . . . . . . . .        54,226,245     42,482,551     22,253,582     44,533,160

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
   Annuity Company (Sponsor) . . . . . . . . . . . . . . . . .            43,073             --             --             --
                                                                                   ------------
Net assets . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 54,183,172   $ 42,482,551   $ 22,253,582   $ 44,533,160
                                                                                   ------------   ------------

Net asset distribution by category:
 Qualified variable annuity policies . . . . . . . . . . . . .      $ 38,499,980   $ 30,168,425   $ 15,271,152   $ 30,480,131
 Non-qualified variable annuity policies . . . . . . . . . . .        15,683,192     12,314,013      6,982,154     14,053,029
                                                                    ------------   ------------   ------------
 Value of investment by Allmerica Financial Life Insurance and
      Annuity Company (Sponsor). . . . . . . . . . . . . . . .                --            113            276             --
                                                                    $ 54,183,172   $ 42,482,551   $ 22,253,582   $ 44,533,160
Qualified units outstanding, December 31, 1995 . . . . . . . .        30,861,312     26,758,271     11,046,041     23,744,726
Net asset value per qualified unit, December 31, 1995. . . . .      $   1.247516   $   1.127443   $   1.382500   $   1.283659
Non-qualified units outstanding, December 31, 1995 . . . . . .        12,571,536     10,922,171      5,050,583     10,947,634
Net asset value per non-qualified unit, December 31, 1995. . .      $   1.247516   $   1.127443   $   1.382500   $   1.283659

The accompanying notes are an integral part of these financial statements.


-----------------------------------------------------------------------------------------------------------------------------------
                                           VIPF         VIPF            VIPF           VIPF        VIPF II            T. ROWE
                                        HIGH INCOME  EQUITY INCOME     GROWTH        OVERSEAS    ASSET MANAGER  INTERNATIONAL STOCK
                                        SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                            102           103            104            105           106               150
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of Allmerica
   Investment Trust . . . . . .  .                --              --              --             --              --             --
Investment in shares of Fidelity Variable
   Insurance Products Fund . . . .     $  66,256,618   $ 276,683,707   $ 220,673,065  $  86,933,851  $   37,696,177             --
Investment in shares of T. Rowe Price
   International Series, Inc                      --              --              --             --              --   $ 11,511,619
Investment in shares of Delaware Group
   Premium Fund, Inc.                             --              --              --             --              --             --
Receivable from Allmerica Financial
   Life Insurance and Annuity Company
     (Sponsor) . . . . . . . . . .            37,021              --          87,335             --              --         69,199
                                       -------------   -------------   -------------  -------------  --------------   ------------
Total assets . . . . . . . . . . .     -------------   -------------   -------------  -------------  --------------   ------------

LIABILITIES:                              66,293,639     276,683,707     220,760,400     86,933,851      37,696,177     11,580,818
Payable to Allmerica Financial Life
   Insurance and
   Annuity Company (Sponsor) . . .                --         451,532              --        122,273          16,579             --

Net assets . . . . . . . . . . . .      $ 66,293,639   $ 276,232,175   $ 220,760,400   $ 86,811,578    $ 37,679,598   $ 11,580,818
                                       -------------   -------------   -------------  -------------  --------------   ------------
                                       -------------   -------------   -------------  -------------  --------------   ------------
Net asset distribution by category:
Qualified variable annuity policies    $  44,554,065   $ 184,544,018   $ 152,309,663   $ 60,816,339    $ 26,238,321   $  8,011,983
 Non-qualified variable annuity
  policies .  . . . . . . . . . .         21,739,574      91,688,157      68,450,737     25,995,239      11,441,277      3,568,623

 Value of investment by Allmerica
   Financial Life Insurance and                   --              --              --             --              --            212
      Annuity Company (Sponsor) .       $ 66,293,639   $ 276,232,175   $ 220,760,400  $  86,811,578    $ 37,679,598   $ 11,580,818
Qualified units outstanding,
   December 31, 1995  . . . . . .      -------------   -------------   -------------  -------------  --------------   ------------
Net asset value per qualified unit,
   December 31, 1995. . . . . . .      -------------   -------------   -------------  -------------  --------------   ------------
Non-qualified units outstanding,
   December 31, 1995 . . . . . .
Net asset value per non-qualified unit,
   December 31, 1995. . .  . . .          25,567,023      92,959,210      80,366,774     45,715,709      23,288,733      7,528,467
                                       $    1.742638   $    1.985215   $    1.895182   $   1.330316   $    1.126653   $   1.064225
                                          12,475,095      46,185,505      36,118,292     19,540,650      10,155,103      3,353,460
                                       $    1.742638   $    1.985215   $    1.895182   $   1.330316   $    1.126653   $   1.064225


------------------------------------------------------------------------------------------------------------------------------------
                                       SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

                            STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                               GROWTH             INVESTMENT GRADE INCOME     MONEY MARKET
                                                               SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                                     1               2                        3
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $ 17,601,664        $  5,519,525               $   3,977,199
                                                               ------------        ------------                ------------


EXPENSES:
    Mortality and expense risk fees. . . . . . . . . . . . .      1,929,527           1,005,147                     862,914
    Administrative expense charges . . . . . . . . . . . . .        308,724             160,824                     138,066
                                                               ------------        ------------                ------------
      Total expenses . . . . . . . . . . . . . . . . . . . .      2,238,251           1,165,971                   1,000,980
                                                               ------------        ------------                ------------

    Net investment income (loss) . . . . . . . . . . . . . .     15,363,413           4,353,554                   2,976,219
                                                               ------------        ------------                ------------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
       Net realized gain (loss). . . . . . . . . . . . . . .        471,117            (102,223)                         --
       Net unrealized gain . . . . . . . . . . . . . . . . .     25,008,311           7,745,991                          --
                                                               ------------        ------------                ------------

       Net realized and unrealized gain on investments . . .     25,479,428           7,643,768                          --
                                                               ------------        ------------                ------------

       Net increase in net assets from operations. . . . . .   $ 40,842,841        $ 11,997,322                $  2,976,219
                                                               ------------        ------------                ------------
                                                               ------------        ------------                ------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SELECT
                                                                EQUITY INDEX       GOVERNMENT BOND           AGGRESSIVE GROWTH
                                                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                                                      4                   5                          6
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $  4,092,591        $  2,191,167                        --
                                                               ------------        ------------                ------------


EXPENSES:
    Mortality and expense risk fees. . . . . . . . . . . . .        600,071             451,822                $  1,158,141
    Administrative expense charges . . . . . . . . . . . . .         96,011              72,292                     185,302
                                                               ------------        ------------                ------------
      Total expenses . . . . . . . . . . . . . . . . . . . .        696,082             524,114                   1,343,443
                                                               ------------        ------------                ------------

    Net investment income (loss) . . . . . . . . . . . . . .      3,396,509           1,667,053                  (1,343,443)
                                                               ------------        ------------                ------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
       Net realized gain (loss). . . . . . . . . . . . . . .        131,325            (277,027)                    407,947
       Net unrealized gain . . . . . . . . . . . . . . . . .     10,323,131           2,609,018                  25,617,337
                                                               ------------        ------------                ------------

       Net realized and unrealized gain on investments . . .     10,454,456           2,331,991                  26,025,284
                                                               ------------        ------------                ------------

       Net increase in net assets from operations. . . . . .   $ 13,850,965        $  3,999,044                $ 24,681,841
                                                               ------------        ------------                ------------
                                                               ------------        ------------                ------------


--------------------------------------------------------------------------------------------------------------------------
                                                                                       SELECT                  SMALL CAP
                                                                SELECT GROWTH     GROWTH AND INCOME              VALUE
                                                                 SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
                                                                      7                   8                         9
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends. . . . . . . . . . . . . . . . . . . . . . . .   $      8,656        $  4,446,299                $  1,807,965
                                                               ------------        ------------                ------------


EXPENSES:
    Mortality and expense risk fees. . . . . . . . . . . . .        621,128             887,117                     557,120
    Administrative expense charges . . . . . . . . . . . . .         99,380             141,939                      89,139
                                                               ------------        ------------                ------------
      Total expenses . . . . . . . . . . . . . . . . . . . .        720,508           1,029,056                     646,259
                                                               ------------        ------------                ------------

    Net investment income (loss) . . . . . . . . . . . . . .       (711,852)          3,417,243                   1,161,706
                                                               ------------        ------------                ------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
       Net realized gain (loss). . . . . . . . . . . . . . .        366,903             179,764                     172,520
       Net unrealized gain . . . . . . . . . . . . . . . . .      9,903,003          14,000,181                   5,419,123
                                                               ------------        ------------                ------------

       Net realized and unrealized gain on investments . . .     10,269,906          14,179,945                   5,591,643
                                                               ------------        ------------                ------------

       Net increase in net assets from operations. . . . . .   $  9,558,054        $ 17,597,188                $  6,753,349
                                                               ------------        ------------                ------------
                                                               ------------        ------------                ------------



------------------------------------------------------------------------------------------------------------------------------------
                                       SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                         SELECT                   SELECT                    DGPF
                                                   INTERNATIONAL EQUITY     CAPITAL APPRECIATION     INTERNATIONAL EQUITY
                                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                                           11                    12 (a)                       20
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . .    $   562,531        $    421,819                 $    884,413
                                                        -----------        ------------                 ------------


EXPENSES:
  Mortality and expense risk fees. . . . . . . . . .        308,549              78,904                      466,796
  Administrative expense charges . . . . . . . . . .         49,368              12,625                       74,688
                                                        -----------        ------------                 ------------
       Total expenses. . . . . . . . . . . . . . . .        357,917              91,529                      541,484
                                                        -----------        ------------                 ------------

  Net investment income (loss) . . . . . . . . . . .        204,614             330,290                      342,929
                                                        -----------        ------------                 ------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) . . . . . . . . . . . . .          9,938                 (25)                      94,997
  Net unrealized gain  . . . . . . . . . . . . . . .      3,850,684           2,095,451                    4,026,445
                                                        -----------        ------------                 ------------
  Net realized and unrealized gain on investments. .      3,860,622           2,095,426                    4,121,442
                                                        -----------        ------------                 ------------

  Net increase in net assets from operations . . . .    $ 4,065,236         $ 2,425,716                 $  4,464,371
                                                        -----------        ------------                 ------------
                                                        -----------        ------------                 ------------


---------------------------------------------------------------------------------------------------------------
                                                            VIPF                 VIPF                 VIPF
                                                         HIGH INCOME         EQUITY INCOME           GROWTH
                                                         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                                             102                  103                  104
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . .    $ 2,946,791        $ 13,215,481        $    729,257
                                                        -----------        ------------        ------------


EXPENSES:
  Mortality and expense risk fees. . . . . . . . . .        633,884           2,625,621           2,212,142
  Administrative expense charges . . . . . . . . . .        101,421             420,099             353,943
                                                        -----------        ------------        ------------
       Total expenses. . . . . . . . . . . . . . . .        735,305           3,045,720           2,566,085
                                                        -----------        ------------        ------------

  Net investment income (loss) . . . . . . . . . . .      2,211,486          10,169,761          (1,836,828)
                                                        -----------        ------------        ------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) . . . . . . . . . . . . .        (20,657)             70,339             326,751
  Net unrealized gain  . . . . . . . . . . . . . . .      6,271,173          49,887,571          48,672,346
                                                        -----------        ------------        ------------

  Net realized and unrealized gain on investments. .      6,250,516          49,957,910          48,999,097
                                                        -----------        ------------        ------------

  Net increase in net assets from operations . . . .    $ 8,462,002        $ 60,127,671        $ 47,162,269
                                                        -----------        ------------        ------------
                                                        -----------        ------------        ------------


----------------------------------------------------------------------------------------------------------------------
                                                                VIPF                VIPF II             T. ROWE
                                                              OVERSEAS           ASSET MANAGER     INTERNATIONAL STOCK
                                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                                 105                  106                150 (b)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . .         $    577,802        $    484,216                  --
                                                             ------------        ------------        ------------


EXPENSES:
  Mortality and expense risk fees. . . . . . . . . .              998,452             379,978          $   42,407
  Administrative expense charges . . . . . . . . . .              159,753              60,796               6,785
                                                             ------------        ------------        ------------
       Total expenses. . . . . . . . . . . . . . . .            1,158,205             440,774              49,192
                                                             ------------        ------------        ------------

  Net investment income (loss) . . . . . . . . . . .             (580,403)             43,442             (49,192)
                                                             ------------        ------------        ------------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) . . . . . . . . . . . . .              425,086              97,545                 949
  Net unrealized gain  . . . . . . . . . . . . . . .            6,735,500           4,455,138             400,200
                                                             ------------        ------------        ------------

  Net realized and unrealized gain on investments. .            7,160,586           4,552,683             401,149
                                                             ------------        ------------        ------------

  Net increase in net assets from operations . . . .         $  6,580,183        $  4,596,125        $    351,957
                                                             ------------        ------------        ------------
                                                             ------------        ------------        ------------


(a) For the period April 28, 1995 (date of initial investment) to December 31, 1995.
(b) For the period May 1, 1995 (date of initial investment) to December 31, 1995.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

                       STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                                               GROWTH               INVESTMENT GRADE INCOME
                                                            SUB-ACCOUNT 1                SUB-ACCOUNT 2
                                                       YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                         1995            1994           1995           1994
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income. . . . . . . . . . . . .  $ 15,363,413   $  6,532,105    $ 4,353,554    $ 3,276,375
    Net realized gain (loss) from
     security transactions . . . . . . . . . . . .       471,117        (77,605)      (102,223)      (302,026)
    Net unrealized gain (loss) on
     investments . . . . . . . . . . . . . . . . .    25,008,311     (7,654,867)     7,745,991     (5,876,366)
                                                     -----------   ------------    -----------    -----------
    Net increase (decrease) in net
     assets from operations . . . . . . . . . . .     40,842,841     (1,200,367)    11,997,322     (2,902,017)
                                                     -----------   ------------    -----------    -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments. . . . . . . . . . . . .    13,742,118     13,685,616      9,491,335     11,144,255
    Terminations . . . . . . . . . . . . . . . .      (4,542,987)    (2,871,353)    (3,235,445)    (2,017,720)
    Annuity benefits . . . . . . . . . . . . . .      (1,243,289)      (713,084)      (579,139)      (181,865)
    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and Annuity
      Company (Sponsor). . . . . . . . . . . . . .    11,635,582     26,340,545      9,729,761      2,053,302
    Net increase (decrease) in investment by
      Allmerica Financial Life
      Insurance and Annuity Company (Sponsor). . .            --             --             --             --
                                                     -----------   ------------    -----------    -----------
    Net increase (decrease) in net assets
      from capital transactions. . . . . . . . . .    19,591,424     36,441,724     15,406,512     10,997,972
                                                      -----------   ------------    -----------   -----------
  Net increase (decrease) in net assets. . . . . .    60,434,265     35,241,357     27,403,834      8,095,955

 NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . .   125,037,689     89,796,332     68,726,844     60,630,889
                                                     -----------   ------------    -----------    -----------
  End of year. . . . . . . . . . . . . . . . . . .  $185,471,954   $125,037,689    $96,130,678    $68,726,844
                                                     -----------   ------------    -----------    -----------
                                                     -----------   ------------    -----------    -----------

------------------------------------------------------------------------------------------------------------------
                                                     MONEY MARKET                        EQUITY INDEX
                                                       SUB-ACCOUNT 3                    SUB-ACCOUNT 4
                                                    YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                       1995               1994             1995           1994
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
    Net investment income. . . . . . . . . .       $   2,976,219  $     913,719     $ 3,396,509        727,096
    Net realized gain (loss) from
     security transactions . . . . . . . . .                  --             --        131,325          50,049
    Net unrealized gain (loss) on
     investments . . . . . . . . . . . . . .                  --             --     10,323,131       (875,249)
                                                   -------------  -------------    ------------    -----------
  Net increase (decrease) in net
      assets from operations . . . . . . . .           2,976,219        913,719      13,850,965       (98,104)
                                                   -------------  -------------    ------------    -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments. . . . . . . . . .         201,473,549    131,434,295       4,829,857      4,219,396
    Terminations . . . . . . . . . . . . . .          (4,345,244)    (3,415,762)    (1,667,459)      (839,746)
    Annuity benefits . . . . . . . . . . . .            (610,861)      (163,546)      (489,017)      (288,980)

    Other transfers from (to) the
      General Account of Allmerica
      Financial Life Insurance and Annuity
      Company (Sponsor). . . . . . . . . . .        (162,154,545)  (120,587,957)     12,683,245      5,098,512
    Net increase (decrease) in investment by
      Allmerica Financial Life
      Insurance and Annuity Company (Sponsor).                --             --              --             --
                                                   -------------  -------------    ------------    -----------
  Net increase (decrease) in net assets
    from capital transactions. . . . . . . .          34,362,899      7,267,030      15,356,626      8,189,182
                                                   -------------  -------------    ------------    -----------

  Net increase (decrease) in net assets. . .          37,339,118      8,180,749      29,207,591      8,091,078

 NET ASSETS:
  Beginning of year. . . . . . . . . . . . .          40,592,298     32,411,549      35,644,670     27,553,592
                                                   -------------  -------------    ------------    -----------
  End of year. . . . . . . . . . . . . . . .       $  77,931,416  $  40,592,298    $ 64,852,261    $35,644,670
                                                   -------------  -------------    ------------    -----------
                                                   -------------  -------------    ------------    -----------

------------------------------------------------------------------------------------------------------------------
                                                              GOVERNMENT BOND
                                                               SUB-ACCOUNT 5
                                                         YEAR ENDED DECEMBER 31,
                                                        1995            1994
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . .             $ 1,667,053   $  2,237,684
  Net realized gain (loss) from security
  transactions       . . . . . . . . . .                (277,027)    (1,184,661)
  Net unrealized gain (loss) on  investments           2,609,018     (2,499,037)
                                                     -----------   ------------
  Net increase (decrease) in net
      assets from operations . . . . . . .             3,999,044     (1,446,014)
                                                     -----------   ------------
FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . .             5,523,208      15,611,540
  Terminations       . . . . . . . . . . .            (1,890,896)    (2,251,338)
  Annuity benefits   . . . . . . . . . . .              (181,706)      (260,130)

  Other transfers from (to) the
    General Account of Allmerica
    Financial Life Insurance and Annuity
  Company (Sponsor)  . . . . . . . . . .              (4,192,092)   (45,260,308)

    Net increase (decrease) in investment by
    Allmerica Financial Life  Insurance and
 Annuity Company (Sponsor) . . . . . . . .                    --             --
                                                     -----------   ------------
  Net increase (decrease) in net assets. .              (741,486)   (32,160,236)
                                                     -----------   ------------

  Net increase (decrease) in net assets. .             3,257,558    (33,606,250)


 NET ASSETS:
  Beginning of period  . . . . . . . . . .            37,479,957     71,086,207
                                                     -----------   ------------
  End of period  . . . . . . . . . . . . .           $40,737,515   $ 37,479,957
                                                     -----------   ------------
                                                     -----------   ------------

--------------------------------------------------------------------------------
                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                       SELECT AGGRESSIVE GROWTH              SELECT GROWTH
                                                            SUB-ACCOUNT 6                    SUB-ACCOUNT 7
                                                      YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                          1995            1994           1995         1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) . . . . .             $ (1,343,443)    $ (744,163)    $ (711,852)   $  (367,563)
  Net realized gain (loss) from security
  transactions . . . . . . . . . . . . .                  407,947         16,407        366,903         31,408
  Net unrealized gain (loss) on
    investments. . . . . . . . . . . . .               25,617,337     (1,367,963)     9,903,003       (643,425)
                                                    -------------    ----------     -----------    -----------
  Net increase (decrease) in net assets from
    operations . . . . . . . . . . . . .               24,681,841     (2,095,719)     9,558,054       (979,580)
                                                    -------------    ----------     -----------     ----------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . .               11,583,326     13,822,023      4,331,083      5,402,873
  Terminations . . . . . . . . . . . . .               (2,739,644)    (1,250,083)    (1,431,104)      (930,447)
  Annuity benefits . . . . . . . . . . .                 (539,012)      (122,670)      (176,573)       (62,781)

  Other transfers from the General Account of
     Allmerica  Financial Life Insurance and
      Annuity Company (Sponsor). . . . .               15,452,200     24,712,223      7,611,742      8,431,181
  Net increase (decrease) in investment by
     Allmerica Financial Life Insurance and
    Annuity Company (Sponsor). . . . . .                       --             --             --             --
                                                    -------------    ----------     -----------   -----------
  Net increase in net assets from capital
     transactions. . . . . . . . . . . .               23,756,870     37,161,493     10,335,148     12,840,826
                                                    -------------    ----------     -----------   -----------
  Net increase in net assets . . . . . .               48,438,711     35,065,774     19,893,202     11,861,246

 NET ASSETS:
  Beginning of year. . . . . . . . . . .               70,180,329     35,114,555     39,365,660     27,504,414
                                                    -------------    ----------     -----------   -----------
  End of year. . . . . . . . . . . . . .            $ 118,619,040   $ 70,180,329   $ 59,258,862   $ 39,365,660
                                                    -------------    ----------     -----------   -----------
                                                    -------------    ----------     -----------   -----------


-----------------------------------------------------------------------------------------------------------------
                                                      SELECT GROWTH AND INCOME           SMALL CAP VALUE
                                                          SUB-ACCOUNT 8                     SUB-ACCOUNT 9
                                                     YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                        1995             1994          1995            1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) . . . . .             $  3,417,243   $  1,732,268     $1,161,706     $ (205,085)
  Net realized gain (loss) from security
  transactions . . . . . . . . . . . . .                  179,764         12,425        172,520            734
  Net unrealized gain (loss) on
    investments. . . . . . . . . . . . .               14,000,181     (2,133,455)     5,419,123     (1,850,142)
                                                     ------------   ------------   ------------   -------------

  Net increase (decrease) in net assets from
    operations . . . . . . . . . . . . .               17,597,188       (388,762)     6,753,349     (2,054,493)
                                                     ------------   ------------   ------------   -------------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . .                6,393,379      7,596,689      5,284,030      7,025,166
  Terminations . . . . . . . . . . . . .               (1,945,264)    (1,342,773)      (984,390)      (367,595)
  Annuity benefits . . . . . . . . . . .                 (686,151)      (186,271)      (205,991)       (48,695)

  Other transfers from the General Account of
     Allmerica  Financial Life Insurance and
      Annuity Company (Sponsor). . . . .               11,633,921     14,600,125     10,049,138     19,442,674
  Net increase (decrease) in investment by
     Allmerica Financial Life Insurance and
    Annuity Company (Sponsor). . . . . .                       --             --     (2,271,360)            --
                                                     ------------   ------------   ------------   -------------
  Net increase in net assets from capital
     transactions. . . . . . . . . . . .               15,395,885     20,667,770     11,871,427     26,051,550
                                                     ------------   ------------   ------------   -------------

  Net increase in net assets . . . . . .               32,993,073     20,279,008     18,624,776     23,997,057

 NET ASSETS:
  Beginning of year. . . . . . . . . . .               54,495,300     34,216,292     35,558,396     11,561,339
                                                     ------------   ------------   ------------   -------------
  End of year. . . . . . . . . . . . . .             $ 87,488,373   $ 54,495,300   $ 54,183,172   $ 35,558,396
                                                     ------------   ------------   ------------   -------------
                                                     ------------   ------------   ------------   -------------
----------------------------------------------------------------------------------------------------------------------------
                                                     Select International Equity                 Select Capital Appreciation
                                                             Sub-Account 11                          Sub Account 12 (a)
                                                     Year Ended            Period from                     Period from
                                                       12/31/95        5/5/94* to 12/31/94        4/28/95* to 12/31/95
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) . . . . .              $   204,614        $    (14,836)                  $   330,290
  Net realized gain (loss) from security
  transactions . . . . . . . . . . . . .                    9,938                  12                           (25)
  Net unrealized gain (loss) on
    investments. . . . . . . . . . . . .                3,850,684            (376,972)                    2,095,451
                                                      -----------        ------------                   -----------
  Net increase (decrease) in net assets from
    operations . . . . . . . . . . . . .                4,065,236            (391,796)                    2,425,716
                                                      -----------        ------------                   -----------
  FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . .                5,626,878           2,273,069                     2,923,430
  Terminations . . . . . . . . . . . . .                 (568,996)            (49,517)                      (73,682)
  Annuity benefits . . . . . . . . . . .                 (114,312)                 --                       (16,743)

  Other transfers from the General Account of
     Allmerica  Financial Life Insurance and
      Annuity Company (Sponsor). . . . .               21,496,077          10,145,812                    16,994,661

  Net increase (decrease) in investment by
     Allmerica Financial Life Insurance and
    Annuity Company (Sponsor). . . . . .                       --                 100                           200
                                                      -----------        ------------                   -----------
  Net increase in net assets from capital
     transactions. . . . . . . . . . . .               26,439,647          12,369,464                    19,827,866
                                                      -----------        ------------                   -----------

  Net increase in net assets . . . . . .               30,504,883          11,977,668                    22,253,582

 NET ASSETS:
  Beginning of period  . . . . . . . . .               11,977,668                  --                            --
                                                      -----------        ------------                   -----------
  End of period  . . . . . . . . . . . .              $42,482,551        $ 11,977,668                  $ 22,253,582
                                                      -----------        ------------                   -----------
                                                      -----------        ------------                   -----------

* DATE OF INITIAL INVESTMENT.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------
                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

                 STATEMENTS OF CHANGES IN NET ASSETS, Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                         DGPF INTERNATIONAL EQUITY               VIPF HIGH INCOME
                                                              SUB-ACCOUNT 20                      SUB-ACCOUNT 102
                                                          YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                            1995             1994             1995            1994
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . .       $   342,929    $    (232,128)   $   2,211,486   $  1,678,573
  Net realized gain (loss) from
  security transactions. . . . . . . . . . . . . .            94,997            9,950          (20,657)       (21,988)
  Net unrealized gain (loss) on investments. . . .         4,026,445         (105,524)       6,271,173     (2,819,325)
                                                         -----------      -----------   -------------    ------------
  Net increase (decrease) in net assets
  from operations. . . . . . . . . . . . . . . . .         4,464,371         (327,702)       8,462,002     (1,162,740)
                                                         -----------      -----------   -------------    ------------

 FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . .         3,724,846        5,570,896        8,175,783      8,308,614
  Terminations . . . . . . . . . . . . . . . . .          (1,170,699)        (372,420)      (1,842,667)      (983,151)
  Annuity benefits . . . . . . . . . . . . . . .            (253,818)         (40,673)        (244,876)      (159,685)


  Other transfers from (to) the General
   Account of Allmerica
   Life Insurance and Annuity Company
   (Sponsor) . . . . . . . . . . . . . . . . . . .         6,984,991       17,275,101       12,112,647     13,115,151
                                                         -----------      -----------   -------------    ------------
  Net increase in net assets from
  capital transactions . . . . . . . . . . . . . .         9,285,320       22,432,904       18,200,887     20,280,929
                                                         -----------      -----------   -------------    ------------

  Net increase in net assets . . . . . . . . . . .        13,749,691       22,105,202       26,662,889     19,118,189

 NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . .        30,783,469        8,678,267       39,630,750     20,512,561
                                                         -----------      -----------   -------------    ------------
  End of year. . . . . . . . . . . . . . . . . . .      $ 44,533,160     $ 30,783,469     $ 66,293,639   $ 39,630,750
                                                         -----------      -----------   -------------    ------------
                                                         -----------      -----------   -------------    ------------

-----------------------------------------------------------------------------------------------------------------------
                                                         VIPF EQUITY INCOME                        VIPF GROWTH
                                                           SUB-ACCOUNT 103                       SUB-ACCOUNT 104
                                                       YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                            1995             1994              1995           1994
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . .    $   10,169,761    $   6,042,379   $   (1,836,828)   $ 3,143,427
  Net realized gain (loss) from
  security transactions. . . . . . . . . . . . .              70,339            9,016          326,751          1,795
  Net unrealized gain (loss) on investments. . .          49,887,571          361,647       48,672,346     (3,302,501)
                                                      --------------    -------------   --------------    -----------
  Net increase (decrease) in net assets
  from operations. . . . . . . . . . . . . . . .          60,127,671        6,413,042       47,162,269       (157,279)
                                                      --------------    -------------   --------------    -----------

  FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . .          24,781,019       24,027,022       20,641,427     22,593,395
  Terminations . . . . . . . . . . . . . . . . . .        (5,939,348)      (2,638,047)      (5,159,445)    (2,346,385)
  Annuity benefits . . . . . . . . . . . . . .            (1,107,657)        (363,485)        (877,038)      (351,166)
  Other transfers from (to) the General
   Account of Allmerica Life Insurance and Annuity Company
   (Sponsor) . . . . . . . . . . . . . . . . . .          42,833,647       41,585,953       30,177,077     38,287,326
                                                      --------------    -------------   --------------    -----------

  Net increase in net assets from
  capital transactions . . . . . . . . . . . . . .        60,567,661       62,611,443       44,782,021     58,183,170
                                                      --------------    -------------   --------------    -----------

  Net increase in net assets . . . . . . . . . .         120,695,332       69,024,485       91,944,290     58,025,891

 NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . .         155,536,843       86,512,358      128,816,110     70,790,219
                                                      --------------    -------------   --------------    -----------
  End of year. . . . . . . . . . . . . . . . . .       $ 276,232,175    $ 155,536,843    $ 220,760,400  $ 128,816,110
                                                      --------------    -------------   --------------    -----------
                                                      --------------    -------------   --------------    -----------

--------------------------------------------------------------------------------------

                                                                    VIPF OVERSEAS
                                                                   SUB-ACCOUNT 105
                                                              YEAR ENDED DECEMBER 31,
                                                               1995           1994
--------------------------------------------------------------------------------------
Net investment income (loss) . . . . . . . . . . .       $  (580,403)   $    (635,040)
  Net realized gain (loss) from
  security transactions. . . . . . . . . . . . . .           425,086           22,313
  Net unrealized gain (loss) on investments. . . .         6,735,500         (642,765)
                                                          ----------    -------------
  Net increase (decrease) in net assets
  from operations. . . . . . . . . . . . . . . .           6,580,183       (1,255,492)
                                                          ----------    -------------

  FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . . .         8,126,741       13,636,170
  Terminations . . . . . . . . . . . . . . . . . .        (2,796,746)      (1,254,517)
  Annuity benefits . . . . . . . . . . . . . . .            (459,579)        (223,156)

  Other transfers from (to) the General
   Account of Allmerica Life Insurance and Annuity Company
   (Sponsor) . . . . . . . . . . . . . . . . .             1,817,312       31,481,584
                                                          ----------    -------------
  Net increase in net assets from
  capital transactions . . . . . . . . . . . . . .         6,687,728       43,640,081
                                                          ----------    -------------

  Net increase in net assets . . . . . . . . . . .        13,267,911      42,384,589

 NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . .        73,543,667       31,159,078
                                                          ----------    -------------
  End of year. . . . . . . . . . . . . . . . . . .      $ 86,811,578     $ 73,543,667
                                                          ----------    -------------
                                                          ----------    -------------

-------------------------------------------------------------------------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  VIPF II ASSET MANAGER                 T. ROWE INTERNATIONAL STOCK
                                                                      SUB-ACCOUNT 106                         SUB-ACCOUNT 150
                                                                YEAR ENDED     PERIOD FROM                      PERIOD FROM
                                                                12/31/95        5/3/94* TO 12/31/94         5/1/95* TO 12/31/95
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . .               $ 43,442           $ (86,968)                  $    (49,192)
  Net realized gain (loss) from security
   transactions. . . . . . . . . . . . . . . . .                 97,545              (3,667)                           949
  Net unrealized gain (loss) on investments. . .              4,455,138            (494,758)                       400,200
                                                          -------------        ------------                   ------------

  Net increase (decrease) in net assets from operations       4,596,125            (585,393)                       351,957
                                                          -------------        ------------                   ------------
 FROM CAPITAL TRANSACTIONS:
  Net purchase payments. . . . . . . . . . . . .              5,020,963           5,109,950                      1,443,988
  Terminations . . . . . . . . . . . . . . . . .             (1,077,562)           (154,999)                       (52,127)
  Annuity benefits . . . . . . . . . . . . . . .                (88,135)                 --                             --
  Other transfers from (to) the General Account of
Allmerica Life Insurance and Annuity
  Company (Sponsor). . . . . . . . . . . . . . .              8,982,562          15,876,087                      9,836,800
  Net increase in investment by Allmerica
   Financial Life Insurance and Annuity
   Company (Sponsor). . . . . . . . . . . . . . .                    --                  --                            200
                                                          -------------        ------------                   ------------
  Net increase in net assets from capital
     transactions. . . . . . . . . . . . . . . .             12,837,828          20,831,038                     11,228,861
                                                          -------------        ------------                   ------------
  Net increase in net assets . . . . . . . . . .             17,433,953          20,245,645                     11,580,818

  NET ASSETS:
    Beginning of period  . . . . . . . . . . . .             20,245,645                  --                             --
                                                          -------------        ------------                   ------------
    End of period  . . . . . . . . . . . . . . .           $ 37,679,598        $ 20,245,645                   $ 11,580,818
                                                          -------------        ------------                   ------------
                                                          -------------        ------------                   ------------

* DATE OF INITIAL INVESTMENT.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

                NOTES TO FINANCIAL STATEMENTS - December 31, 1995

NOTE 1 - ORGANIZATION

   Separate Account VA-K - ExecAnnuity Plus (VA-K) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (formerly named SMA Life Assurance Company) (the Company), established on November 1, 1990 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity policies issued by the Company. Effective October 16, 1995, concurrent with the demutualization, State Mutual Life Assurance Company of America changed their name to First Allmerica Financial Life Insurance Company (First Allmerica). The Company is a wholly-owned subsidiary of First Allmerica. Under applicable insurance law, the assets and liabilities of VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. VA-K cannot be charged with liabilities arising out of any other business of the Company.

   VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). VA-K currently offers eighteen Sub-Accounts under the ExecAnnuity Plus policies. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica, of the Variable Insurance Products Fund (VIPF) or the Variable Insurance Products Fund II (VIPF II) managed by Fidelity Management & Research Company (Fidelity Management), of T. Rowe Price International Series, Inc. (T. Rowe) managed by Price-Fleming, or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware International Advisors, LTD. The Trust, VIPF, VIPFII, T. Rowe, and DGPF (the Funds) are open-end, diversified series management investment companies registered under the 1940 Act.

   Separate Account VA-K has two types of variable annuity policies, "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of
Section 401, 403, 408, or 457 of the Internal Revenue Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain partial redemptions or surrenders will vary according to whether they are made from a qualified policy or a non-qualified policy.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   Investments - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust, VIPF, VIPF II, T. Rowe, or DGPF at net asset value.

   FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of VA-K. Therefore, no provision for income taxes has been charged against VA-K.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

NOTE 3 - INVESTMENTS

   The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust, VIPF, VIPF II, T. Rowe, and DGPF at December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     PORTFOLIO INFORMATION
   SUB-             INVESTMENT                                   NUMBER OF                 AGGREGATE                 NET ASSET
  ACCOUNT            PORTFOLIO                                     SHARES                    COST                 VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
               Allmerica Investment Trust:
     1         Growth. . . . . . . . . . . . . . . . .           85,261,731         $    170,556,594             $     2.176
     2         Investment Grade Income . . . . . . . .           86,052,139               94,825,304                   1.117
     3         Money Market. . . . . . . . . . . . . .           79,118,471               79,118,471                   1.000
     4         Equity Index. . . . . . . . . . . . . .           35,483,177               53,855,973                   1.827
     5         Government Bond . . . . . . . . . . . .           37,808,467               40,189,247                   1.062
     6         Select Aggressive Growth. . . . . . . .           64,328,790               91,759,321                   1.848
     7         Select Growth . . . . . . . . . . . . .           43,286,576               49,089,951                   1.369
     8         Select Growth and Income. . . . . . . .           69,048,278               74,519,840                   1.268
     9         Small Cap Value . . . . . . . . . . . .           43,801,490               49,611,334                   1.238
    11         Select International Equity . . . . . .           37,325,511               38,928,070                   1.136
    12         Select Capital Appreciation . . . . . .           16,165,958               20,035,745                   1.369

               Delaware Group Premium Fund:
    20         International Equity. . . . . . . . . .            3,396,447               40,039,109                  13.110

               Fidelity Variable Insurance Products Fund:
   102         High Income . . . . . . . . . . . . . .            5,498,475               61,208,355                  12.050
   103         Equity Income . . . . . . . . . . . . .           14,358,262              219,529,491                  19.270
   104         Growth. . . . . . . . . . . . . . . . .            7,557,297              166,964,305                  29.200
   105         Overseas. . . . . . . . . . . . . . . .            5,098,760               77,484,802                  17.050

               Fidelity Variable Insurance Products Fund II:
   106         Asset Manager . . . . . . . . . . . . .            2,387,345               33,735,796                  15.790

               T. Rowe Price International Series, Inc.:
   150         International Stock . . . . . . . . . .            1,022,346               11,111,419                  11.260

NOTE 4 - RELATED PARTY TRANSACTIONS

   The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

   A policy fee is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less. The policy fee is the lesser of $30 or 3% of the Accumulated Value under the Policy on the policy anniversary or full surrender date. The policy fee is waived for policies originally issued as part of a 401(k) plan. For the year ended December 31, 1995, policy fees deducted from accumulated value in VA-K amounted to $755,283.

   Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of VA-K, and does not receive any compensation for sales of the VA-K - ExecAnnuity Plus policies. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of policies have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the year ended December 31, 1995, the Company received $1,224,187 for contingent deferred sales charges applicable to VA-K.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

NOTE 5 - POLICYOWNERS AND SPONSOR TRANSACTIONS

  Transactions from policyowners and sponsor were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                 1995                                          1994
                                                                 ----                                          ----
                                                       UNITS               AMOUNT                   UNITS                 AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Sub-Account 1 - Growth
Issuance of units. . . . . . . . . . .               35,304,977         $  51,743,998             46,063,704         $  56,411,913
Redemption of units. . . . . . . . . .              (21,696,178)          (32,152,574)           (16,274,755)          (19,970,189)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .               13,608,799         $  19,591,424             29,788,949         $  36,441,724
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 2 - Investment Grade Income
Issuance of units. . . . . . . . . . .               22,251,158         $  29,805,978             28,436,274         $  34,607,095
Redemption of units. . . . . . . . . .              (10,536,284)          (14,399,466)           (19,471,269)          (23,609,123)
                                                 --------------        --------------         --------------        --------------

Net increase . . . . . . . . . . . . .               11,714,874         $  15,406,512              8,965,005         $  10,997,972
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 3 - Money Market
Issuance of units  . . . . . . . . . .              282,297,450         $ 311,415,988            212,264,596         $ 225,211,406
Redemption of units. . . . . . . . . .             (250,653,905)         (277,053,089)          (205,412,111)         (217,944,376)
                                                 --------------        --------------         --------------        --------------

Net increase . . . . . . . . . . . . .               31,643,545         $  34,362,899              6,852,485         $   7,267,030
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 4 - Equity Index
Issuance of units. . . . . . . . . . .               15,684,631         $  23,678,043             12,155,970         $  14,784,662
Redemption of units. . . . . . . . . .               (5,326,619)           (8,321,417)            (5,446,364)           (6,595,480)
                                                 --------------        --------------         --------------        --------------
Net increase.. . . . . . . . . . . . .               10,358,012         $  15,356,626              6,709,606          $  8,189,182
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 5 - Government Bond
Issuance of units  . . . . . . . . . .               14,112,537         $  17,853,327             31,608,706        $   36,579,014
Redemption of units. . . . . . . . . .              (14,921,644)          (18,594,813)           (59,356,156)          (68,739,250)
                                                 --------------        --------------         --------------        --------------
Net decrease . . . . . . . . . . . . .                 (809,107)       $     (741,486)           (27,747,450)      $   (32,160,236)
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 6 - Select Aggressive Growth
Issuance of units  . . . . . . . . . .               27,081,256         $  41,466,865             34,959,973        $   46,070,940
Redemption of units. . . . . . . . . .              (11,020,255)          (17,709,995)            (6,831,859)           (8,909,447)
                                                 --------------        --------------         --------------        --------------
Net Increase.. . . . . . . . . . . . .               16,061,001         $  23,756,870             28,128,114         $  37,161,493
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 7 - Select Growth
Issuance of units. . . . . . . . . . .               17,304,437         $  21,604,967             19,383,925         $  20,134,410
Redemption of units. . . . . . . . . .               (8,640,922)          (11,269,819)            (7,033,935)           (7,293,584)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .                8,663,515         $  10,335,148             12,349,990         $  12,840,826
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 8 - Select Growth and Income
Issuance of units. . . . . . . . . . .               21,862,840         $  27,624,594             26,341,980         $  28,018,303
Redemption of units. . . . . . . . . .               (9,119,386)          (12,228,709)            (7,101,289)           (7,350,533)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .               12,743,454         $  15,395,885             19,240,691         $  20,667,770
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 9 - Small Cap Value
Issuance of units. . . . . . . . . . .               17,986,247         $  23,543,827             26,332,033         $  29,543,920
Redemption of units. . . . . . . . . .               (7,602,047)          (11,672,400)            (3,186,200)           (3,492,370)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .               10,384,200         $  11,871,427             23,145,833         $  26,051,550
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 11- Select International Equity
Issuance of units. . . . . . . . . . .               29,103,954         $  31,035,726             12,980,066         $  12,813,208
Redemption of units. . . . . . . . . .               (3,953,031)           (4,596,079)              (450,647)             (443,744)
                                                 --------------        --------------         --------------        --------------
Net increase.. . . . . . . . . . . . .               25,150,923         $  26,439,647             12,529,419         $  12,369,464
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 12 - Select Capital Appreciation
Issuance of units. . . . . . . . . . .               17,501,260         $  21,615,995                     --                    --
Redemption of units. . . . . . . . . .               (1,404,636)           (1,788,329)                    --                    --
                                                 --------------        --------------         --------------        --------------
Net increase.. . . . . . . . . . . . .               16,096,624         $  19,827,666                     --                    --
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

------------------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                                 1995                                          1994
                                                                 ----                                          ----
                                                       UNITS               AMOUNT                   UNITS                 AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Sub-Account 20 - DGPF International Equity
Issuance of units. . . . . . . . . . .               14,117,462         $  18,997,169             21,740,902         $  25,341,308
Redemption of units. . . . . . . . . .               (6,349,120)           (9,711,849)            (2,498,472)           (2,908,404)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .                7,768,342         $   9,285,320             19,242,430         $  22,432,904
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 102 - VIPFHigh Income
Issuance of units. . . . . . . . . . .               16,043,384         $  26,770,767             18,018,437         $  27,053,209
Redemption of units. . . . . . . . . .               (5,042,507)           (8,569,880)            (4,561,134)           (6,772,280)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .               11,000,877         $  18,200,887             13,457,303         $  20,280,929
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 103 - VIPF Equity Income
Issuance of units. . . . . . . . . . .               47,872,325         $  85,011,509             53,572,519         $  77,790,347
Redemption of units. . . . . . . . . .              (13,083,657)          (24,443,848)           (10,481,162)          (15,178,904)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .               34,788,668         $  60,567,661             43,091,357         $  62,611,443
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 104 - VIPF Growth
Issuance of units. . . . . . . . . . .               41,188,868         $  73,809,217             50,517,101         $  70,547,270
Redemption of units. . . . . . . . . .              (15,420,587)          (29,027,196)            (8,937,909)          (12,364,100)
                                                 --------------        --------------         --------------        --------------
Net increase.  . . . . . . . . . . . .               25,768,281         $  44,782,021             41,579,192         $  58,183,170
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 105 - VIPFOverseas
Issuance of units. . . . . . . . . . .               28,543,819         $  30,215,321             40,661,583        $   51,583,751
Redemption of units. . . . . . . . . .              (23,061,224)          (23,527,593)            (6,284,286)           (7,943,670)
                                                 --------------        --------------         --------------        --------------
Net increase.. . . . . . . . . . . . .                5,482,595         $   6,687,728             34,377,297         $  43,640,081
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 106 - VIPFII Asset Manager
Issuance of units. . . . . . . . . . .               22,403,083         $  21,445,027             22,347,557         $  22,432,857
Redemption of units. . . . . . . . . .               (9,679,616)           (8,607,199)            (1,627,188)           (1,601,819)
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .               12,723,467         $  12,837,828            20,720,369          $  20,831,038
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

Sub-Account 150 - T. Rowe International Stock
Issuance of units. . . . . . . . . . .               12,128,441         $  12,563,739                     --                    --
Redemption of units. . . . . . . . . .               (1,246,514)           (1,334,878)                    --                    --
                                                 --------------        --------------         --------------        --------------
Net increase . . . . . . . . . . . . .               10,881,927         $  11,228,861                     --                    --
                                                 --------------        --------------         --------------        --------------
                                                 --------------        --------------         --------------        --------------

NOTE 6 - DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that VA-K satisfies the current requirements of the regulations, and it intends that VA-K will continue to meet such requirements.

                    SEPARATE ACCOUNT VA-K - EXECANNUITY PLUS

NOTE 7 - PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of the Trust, VIPF, VIPF II, T. Rowe, and DGPF shares by VA-K during the year ended December 31, 1995 were as follows:

------------------------------------------------------------------------------------------------------------------------------------
  SUB-
 ACCOUNT       INVESTMENT PORTFOLIO                          PURCHASES                       SALES
------------------------------------------------------------------------------------------------------------------------------------
          Allmerica Investment Trust:
    1     Growth . . . . . . . . . . . . . . . . .        $ 43,951,425                  $  9,126,107
    2     Investment Grade Income. . . . . . . . .          23,186,150                     3,443,996
    3     Money Market . . . . . . . . . . . . . .          92,621,336                    53,873,486
    4     Equity Index . . . . . . . . . . . . . .          20,263,802                     1,410,507
    5     Government Bond. . . . . . . . . . . . .           9,905,747                     9,798,315
    6     Select Aggressive Growth . . . . . . . .          24,916,807                     2,250,996
    7     Select Growth. . . . . . . . . . . . . .          12,190,468                     2,529,777
    8     Select Growth and Income . . . . . . . .          20,392,724                     1,494,645
    9     Small Cap Value. . . . . . . . . . . . .          16,636,974                     3,498,008
   11     Select International Equity. . . . . . .          26,840,513                       258,426
   12     Select Capital Appreciation. . . . . . .          20,053,397                        17,627

          Delaware Group Premium Fund:
   20     International Equity . . . . . . . . . .          11,404,144                     1,746,815

          Fidelity Variable Insurance Products Fund:
  102     High Income. . . . . . . . . . . . . . .          21,792,864                     1,486,246
  103     Equity Income. . . . . . . . . . . . . .          72,193,198                       931,463
  104     Growth . . . . . . . . . . . . . . . . .          44,410,759                     1,508,735
  105     Overseas.. . . . . . . . . . . . . . . .          12,887,085                     6,634,337

          Fidelity Variable Insurance Products Fund II:
  106     Asset Manager. . . . . . . . . . . . . .          15,013,168                     2,033,181

          T. Rowe Price International Series Inc.:
  150     International Stock. . . . . . . . . . .          11,328,381                       217,911
                                                        --------------                --------------
          Totals . . . . . . . . . . . . . . . . .        $499,988,942                  $102,260,578
                                                        --------------                --------------
                                                        --------------                --------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and Policyowners of Separate Account
VA-K - ExecAnnuity Plus of Allmerica Financial Life Insurance and Annuity Company


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (1, 2, 3, 4, 5, 6, 7, 8, 9, 11, 12, 20, 102, 103, 104, 105, 106 and 150) constituting the Separate Account VA-K - ExecAnnuity Plus of Allmerica Financial Life Insurance and Annuity Company at December 31, 1995, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

February 23, 1996